CONSOLIDATED STATEMENTS OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME (Parenthetical)	36 Months Ended
Dec. 31, 2020 item
CONSOLIDATED STATEMENTS OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME
Number of Series B Shares in each American Depository Shares After Stock Split	100